Leases-Lessee (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 48
2018	44
2019	39
2020	34
2021	24
Thereafter	71
Total	260
Operating leases [Abstract]
Total rent expense	$ 59	$ 62	$ 55